Shareholder Report	12 Months Ended
	Dec. 31, 2025 USD ($) Holding	Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Tax-Managed Funds
Entity Central Index Key	0000923202
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000135478
Shareholder Report [Line Items]
Fund Name	Developed Markets Index Fund
Class Name	Investor Shares
Trading Symbol	VDVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.16%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the benchmark's 11 industry sectors posted positive returns for the 12 months. Financials, industrials, and technology contributed most to results. Each of the five regions represented within the portfolio also posted positive returns. The biggest contributor was Europe, followed by the Pacific region.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Spliced Developed ex US Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,800	$9,778	$9,971
2016	$9,766	$9,671	$9,919
2016	$10,391	$10,318	$10,607
2016	$10,236	$10,229	$10,472
2017	$11,030	$10,975	$11,299
2017	$11,729	$11,651	$11,944
2017	$12,383	$12,312	$12,663
2017	$12,929	$12,920	$13,342
2018	$12,776	$12,689	$13,190
2018	$12,569	$12,552	$12,850
2018	$12,706	$12,685	$12,915
2018	$11,046	$11,008	$11,392
2019	$12,168	$12,127	$12,555
2019	$12,567	$12,532	$12,914
2019	$12,439	$12,399	$12,700
2019	$13,472	$13,468	$13,876
2020	$10,228	$10,260	$10,545
2020	$12,015	$11,942	$12,342
2020	$12,687	$12,654	$13,169
2020	$14,834	$14,814	$15,436
2021	$15,431	$15,416	$16,025
2021	$16,302	$16,293	$16,934
2021	$16,041	$16,119	$16,510
2021	$16,518	$16,530	$16,801
2022	$15,514	$15,659	$15,910
2022	$13,332	$13,274	$13,671
2022	$11,930	$12,001	$12,350
2022	$13,975	$13,955	$14,096
2023	$15,055	$15,018	$15,001
2023	$15,514	$15,468	$15,381
2023	$14,786	$14,854	$14,869
2023	$16,436	$16,461	$16,321
2024	$17,275	$17,303	$17,031
2024	$17,153	$17,174	$17,177
2024	$18,429	$18,472	$18,618
2024	$16,922	$17,014	$17,224
2025	$18,067	$18,006	$18,007
2025	$20,423	$20,416	$20,245
2025	$21,613	$21,629	$21,677
2025	$22,838	$22,945	$22,727

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	34.96%	9.01%	8.61%
Spliced Developed ex US Index	34.86%	9.14%	8.66%
FTSE Global All Cap ex US Index	31.95%	8.04%	8.56%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 269,113,000,000
Holdings Count | Holding	3,886
Advisory Fees Paid, Amount	$ 14,151,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$269,113
Number of Portfolio Holdings	3,886
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$14,151

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Asia	29.9%
Europe	52.4%
North America	11.1%
Oceania	6.1%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000051262
Shareholder Report [Line Items]
Fund Name	Developed Markets Index Fund
Class Name	FTSE Developed Markets ETF Shares
Trading Symbol	VEA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Developed Markets ETF Shares	$4	0.03%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the benchmark's 11 industry sectors posted positive returns for the 12 months. Financials, industrials, and technology contributed most to results. Each of the five regions represented within the portfolio also posted positive returns. The biggest contributor was Europe, followed by the Pacific region.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	FTSE Developed Markets ETF Shares Net Asset Value	Spliced Developed ex US Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,801	$9,778	$9,971
2016	$9,777	$9,671	$9,919
2016	$10,401	$10,318	$10,607
2016	$10,251	$10,229	$10,472
2017	$11,051	$10,975	$11,299
2017	$11,757	$11,651	$11,944
2017	$12,409	$12,312	$12,663
2017	$12,961	$12,920	$13,342
2018	$12,814	$12,689	$13,190
2018	$12,612	$12,552	$12,850
2018	$12,749	$12,685	$12,915
2018	$11,085	$11,008	$11,392
2019	$12,213	$12,127	$12,555
2019	$12,616	$12,532	$12,914
2019	$12,490	$12,399	$12,700
2019	$13,532	$13,468	$13,876
2020	$10,283	$10,260	$10,545
2020	$12,078	$11,942	$12,342
2020	$12,762	$12,654	$13,169
2020	$14,925	$14,814	$15,436
2021	$15,523	$15,416	$16,025
2021	$16,407	$16,293	$16,934
2021	$16,157	$16,119	$16,510
2021	$16,640	$16,530	$16,801
2022	$15,636	$15,659	$15,910
2022	$13,435	$13,274	$13,671
2022	$12,028	$12,001	$12,350
2022	$14,087	$13,955	$14,096
2023	$15,181	$15,018	$15,001
2023	$15,656	$15,468	$15,381
2023	$14,922	$14,854	$14,869
2023	$16,589	$16,461	$16,321
2024	$17,445	$17,303	$17,031
2024	$17,320	$17,174	$17,177
2024	$18,613	$18,472	$18,618
2024	$17,099	$17,014	$17,224
2025	$18,264	$18,006	$18,007
2025	$20,657	$20,416	$20,245
2025	$21,859	$21,629	$21,677
2025	$23,109	$22,945	$22,727

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
FTSE Developed Markets ETF Shares Net Asset Value	35.15%	9.14%	8.74%
FTSE Developed Markets ETF Shares Market Price	35.17%	9.21%	8.75%
Spliced Developed ex US Index	34.86%	9.14%	8.66%
FTSE Global All Cap ex US Index	31.95%	8.04%	8.56%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 269,113,000,000
Holdings Count | Holding	3,886
Advisory Fees Paid, Amount	$ 14,151,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$269,113
Number of Portfolio Holdings	3,886
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$14,151

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Asia	29.9%
Europe	52.4%
North America	11.1%
Oceania	6.1%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012140
Shareholder Report [Line Items]
Fund Name	Developed Markets Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the benchmark's 11 industry sectors posted positive returns for the 12 months. Financials, industrials, and technology contributed most to results. Each of the five regions represented within the portfolio also posted positive returns. The biggest contributor was Europe, followed by the Pacific region.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Spliced Developed ex US Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,798	$9,778	$9,971
2016	$9,769	$9,671	$9,919
2016	$10,395	$10,318	$10,607
2016	$10,245	$10,229	$10,472
2017	$11,047	$10,975	$11,299
2017	$11,752	$11,651	$11,944
2017	$12,398	$12,312	$12,663
2017	$12,950	$12,920	$13,342
2018	$12,809	$12,689	$13,190
2018	$12,604	$12,552	$12,850
2018	$12,742	$12,685	$12,915
2018	$11,078	$11,008	$11,392
2019	$12,203	$12,127	$12,555
2019	$12,602	$12,532	$12,914
2019	$12,477	$12,399	$12,700
2019	$13,520	$13,468	$13,876
2020	$10,266	$10,260	$10,545
2020	$12,065	$11,942	$12,342
2020	$12,750	$12,654	$13,169
2020	$14,908	$14,814	$15,436
2021	$15,498	$15,416	$16,025
2021	$16,386	$16,293	$16,934
2021	$16,129	$16,119	$16,510
2021	$16,611	$16,530	$16,801
2022	$15,606	$15,659	$15,910
2022	$13,412	$13,274	$13,671
2022	$12,012	$12,001	$12,350
2022	$14,066	$13,955	$14,096
2023	$15,152	$15,018	$15,001
2023	$15,629	$15,468	$15,381
2023	$14,896	$14,854	$14,869
2023	$16,553	$16,461	$16,321
2024	$17,405	$17,303	$17,031
2024	$17,283	$17,174	$17,177
2024	$18,567	$18,472	$18,618
2024	$17,056	$17,014	$17,224
2025	$18,228	$18,006	$18,007
2025	$20,611	$20,416	$20,245
2025	$21,805	$21,629	$21,677
2025	$23,056	$22,945	$22,727

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	35.17%	9.11%	8.71%
Spliced Developed ex US Index	34.86%	9.14%	8.66%
FTSE Global All Cap ex US Index	31.95%	8.04%	8.56%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 269,113,000,000
Holdings Count | Holding	3,886
Advisory Fees Paid, Amount	$ 14,151,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$269,113
Number of Portfolio Holdings	3,886
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$14,151

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Asia	29.9%
Europe	52.4%
North America	11.1%
Oceania	6.1%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012141
Shareholder Report [Line Items]
Fund Name	Developed Markets Index Fund
Class Name	Institutional Shares
Trading Symbol	VTMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.03%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the benchmark's 11 industry sectors posted positive returns for the 12 months. Financials, industrials, and technology contributed most to results. Each of the five regions represented within the portfolio also posted positive returns. The biggest contributor was Europe, followed by the Pacific region.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Spliced Developed ex US Index	FTSE Global All Cap ex US Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$4,899,504	$4,888,910	$4,985,415
2016	$4,889,298	$4,835,480	$4,959,672
2016	$5,197,542	$5,158,769	$5,303,457
2016	$5,122,807	$5,114,271	$5,235,936
2017	$5,523,140	$5,487,547	$5,649,589
2017	$5,875,704	$5,825,358	$5,972,033
2017	$6,202,477	$6,155,809	$6,331,677
2017	$6,478,524	$6,459,794	$6,671,064
2018	$6,408,281	$6,344,674	$6,594,773
2018	$6,306,569	$6,276,153	$6,424,848
2018	$6,375,441	$6,342,541	$6,457,457
2018	$5,539,920	$5,504,208	$5,696,178
2019	$6,107,512	$6,063,436	$6,277,732
2019	$6,307,076	$6,266,094	$6,456,826
2019	$6,245,148	$6,199,295	$6,350,132
2019	$6,766,715	$6,733,902	$6,938,213
2020	$5,140,876	$5,130,079	$5,272,530
2020	$6,040,264	$5,971,220	$6,171,243
2020	$6,377,794	$6,326,832	$6,584,723
2020	$7,461,779	$7,407,225	$7,718,215
2021	$7,762,174	$7,707,975	$8,012,695
2021	$8,201,569	$8,146,276	$8,466,997
2021	$8,073,931	$8,059,645	$8,254,939
2021	$8,315,330	$8,264,852	$8,400,428
2022	$7,813,437	$7,829,563	$7,955,043
2022	$6,716,474	$6,636,844	$6,835,282
2022	$6,011,678	$6,000,551	$6,174,813
2022	$7,039,503	$6,977,396	$7,047,818
2023	$7,588,113	$7,508,933	$7,500,490
2023	$7,826,855	$7,734,120	$7,690,315
2023	$7,461,098	$7,426,867	$7,434,319
2023	$8,295,275	$8,230,558	$8,160,691
2024	$8,721,916	$8,651,611	$8,515,341
2024	$8,656,520	$8,586,776	$8,588,656
2024	$9,304,546	$9,236,098	$9,309,181
2024	$8,544,008	$8,507,202	$8,611,858
2025	$9,130,747	$9,002,850	$9,003,490
2025	$10,323,499	$10,207,751	$10,122,550
2025	$10,927,087	$10,814,527	$10,838,288
2025	$11,548,064	$11,472,492	$11,363,427

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	35.16%	9.13%	8.73%
Spliced Developed ex US Index	34.86%	9.14%	8.66%
FTSE Global All Cap ex US Index	31.95%	8.04%	8.56%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 269,113,000,000
Holdings Count | Holding	3,886
Advisory Fees Paid, Amount	$ 14,151,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$269,113
Number of Portfolio Holdings	3,886
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$14,151

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Asia	29.9%
Europe	52.4%
North America	11.1%
Oceania	6.1%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000135477
Shareholder Report [Line Items]
Fund Name	Developed Markets Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VDIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the benchmark's 11 industry sectors posted positive returns for the 12 months. Financials, industrials, and technology contributed most to results. Each of the five regions represented within the portfolio also posted positive returns. The biggest contributor was Europe, followed by the Pacific region.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Plus Shares	Spliced Developed ex US Index	FTSE Global All Cap ex US Index
2015	$100,000,000	$100,000,000	$100,000,000
2016	$98,055,170	$97,778,197	$99,708,295
2016	$97,759,220	$96,709,592	$99,193,450
2016	$104,034,165	$103,175,381	$106,069,130
2016	$102,497,623	$102,285,423	$104,718,711
2017	$110,517,725	$109,750,944	$112,991,772
2017	$117,603,984	$116,507,161	$119,440,667
2017	$124,127,463	$123,116,175	$126,633,548
2017	$129,652,819	$129,195,877	$133,421,275
2018	$128,182,922	$126,893,489	$131,895,465
2018	$126,181,146	$125,523,055	$128,496,963
2018	$127,582,954	$126,850,811	$129,149,148
2018	$110,914,158	$110,084,164	$113,923,569
2019	$122,222,007	$121,268,718	$125,554,633
2019	$126,232,152	$125,321,885	$129,136,513
2019	$124,959,774	$123,985,893	$127,002,641
2019	$135,396,973	$134,678,049	$138,764,269
2020	$102,880,781	$102,601,577	$105,450,601
2020	$120,826,504	$119,424,405	$123,424,853
2020	$127,678,984	$126,536,642	$131,694,460
2020	$149,298,197	$148,144,505	$154,364,302
2021	$155,288,586	$154,159,507	$160,253,890
2021	$164,163,496	$162,925,523	$169,339,935
2021	$161,613,434	$161,192,898	$165,098,789
2021	$166,454,708	$165,297,043	$168,008,569
2022	$156,441,404	$156,591,255	$159,100,850
2022	$134,406,998	$132,736,885	$136,705,633
2022	$120,394,389	$120,011,019	$123,496,253
2022	$140,933,638	$139,547,928	$140,956,356
2023	$151,899,755	$150,178,663	$150,009,804
2023	$156,681,683	$154,682,393	$153,806,307
2023	$149,327,599	$148,537,335	$148,686,389
2023	$166,022,239	$164,611,168	$163,213,821
2024	$174,538,863	$173,032,211	$170,306,816
2024	$173,315,954	$171,735,522	$171,773,120
2024	$186,282,193	$184,721,957	$186,183,616
2024	$171,144,402	$170,144,038	$172,237,163
2025	$182,812,434	$180,057,007	$180,069,792
2025	$206,768,096	$204,155,025	$202,451,002
2025	$218,773,248	$216,290,547	$216,765,758
2025	$231,302,752	$229,449,836	$227,268,539

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Plus Shares	35.15%	9.15%	8.75%
Spliced Developed ex US Index	34.86%	9.14%	8.66%
FTSE Global All Cap ex US Index	31.95%	8.04%	8.56%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 269,113,000,000
Holdings Count | Holding	3,886
Advisory Fees Paid, Amount	$ 14,151,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$269,113
Number of Portfolio Holdings	3,886
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$14,151

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Asia	29.9%
Europe	52.4%
North America	11.1%
Oceania	6.1%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature